Note 17 - Segments Reporting - Revenue and Long-Lived Assets by Geographical Areas (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 33,970,000	$ 52,802,000	$ 243,223,267	$ 211,210,599	$ 172,425,547
Long-Lived Assets		228,140,000		201,915,440	175,542,135	138,686,332
UNITED STATES
Revenue	19,253,000	28,155,000	42,074,000	192,775,182	174,776,836	172,425,547
Long-Lived Assets		188,290,000		167,368,850	138,012,093	138,686,332
Non-US [Member]
Revenue	$ 5,143,000	5,815,000	$ 10,728,000	50,448,085	36,433,763
Long-Lived Assets				34,546,590	$ 37,530,042
UNITED KINGDOM
Long-Lived Assets		$ 39,850,000		$ 34,547,000